COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

23.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The operating commitments mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities. As of December 31, 2025, there were no future minimum commitments under non-cancelable agreements.

(b)	Capital and other commitment

Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Property, plant, and equipment	40,848	57,147

(c)	Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows.

However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)